Stock-Based Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-Based Compensation

NOTE 9—STOCK-BASED COMPENSATION

313 Incentive Units

The Company’s indirect parent, 313 Acquisition LLC (“313”), which is owned by Blackstone, has authorized the award of profits interests, representing the right to share a portion of the value appreciation on the initial capital contributions to 313 (“Incentive Units”). In March 2015, a total of 4,315,106 Incentive Units previously issued to the Company’s Chief Executive Officer and President were voluntarily relinquished. The Company recorded all unrecognized stock-based compensation associated with such Incentive Units at the time the Incentive Units were relinquished. As of March 31, 2016, 73,962,836 Incentive Units had been awarded to current and former members of senior management and a board member, of which 42,169,456 were outstanding to the Company’s Chief Executive Officer and President. The Incentive Units are subject to time-based and performance-based vesting conditions, with one-third subject to ratable time-based vesting over a five year period and two-thirds subject to the achievement of certain investment return thresholds by The Blackstone Group, L.P. and its affiliates (“Blackstone”). The Company has not recorded any expense related to the performance-based portion of the awards, as the achievement of the vesting condition is not yet deemed probable. The fair value of stock-based awards is measured at the grant date and is recognized as expense over the employee’s requisite service period. The grant date fair value was determined using a Monte Carlo simulation valuation approach with the following assumptions: expected volatility of 65%; expected exercise term from 5 to 6.0 years; and risk-free rate of 1.88% to 2.03%.

Vivint Stock Appreciation Rights

The Company’s subsidiary, Vivint Group, Inc. (“Vivint Group”), has awarded Stock Appreciation Rights (“SARs”) to various levels of key employees, pursuant to an omnibus incentive plan. The purpose of the SARs is to attract and retain personnel and provide an opportunity to acquire an equity interest of Vivint Group. The SARs are subject to time-based and performance-based vesting conditions, with one-third subject to ratable time-based vesting over a five year period and two-thirds subject to the achievement of certain investment return thresholds by 313. The Company has not recorded any expense related to the performance-based portion of the awards, as the achievement of the vesting condition is not yet deemed probable. In connection with this plan, 17,558,111 SARs were outstanding as of March 31, 2016. In addition, 53,621,143 SARs have been set aside for funding incentive compensation pools pursuant to long-term incentive plans established by the Company. On April 1, 2015, a new plan was created and all issued and outstanding Vivint, Inc. (“Vivint”) SARs were re-granted and all reserved SARs were converted under the new Vivint Group plan. The Company assessed the conversion of the SARs as a modification of equity instruments. The restructuring did not change the fair value of the existing awards and as such, no incremental compensation expense was incurred as a result of the restructuring.

The fair value of the Vivint Group awards is measured at the grant date and is recognized as expense over the employee’s requisite service period. The fair value is determined using a Black-Scholes option valuation model with the following assumptions: expected volatility varies from 65% to 70%, expected dividends of 0%; expected exercise term between 1.91 and 6.50 years; and risk-free rates between 0.52% and 2.07%. Due to the lack of historical exercise data, the Company used the simplified method in determining the estimated exercise term, for all Vivint Group awards.

Wireless Stock Appreciation Rights

The Company’s subsidiary, Vivint Wireless, has awarded SARs to various key employees, pursuant to an omnibus incentive plan. The purpose of the SARs is to attract and retain personnel and provide an opportunity to acquire an equity interest of Vivint Wireless. The SARs are subject to a five year time-based ratable vesting period. In connection with this plan, 17,500 SARs were outstanding as of March 31, 2016. The Company does not intend to issue any additional Wireless SARs.

The fair value of the Vivint Wireless awards is measured at the grant date and is recognized as expense over the employee’s requisite service period. The fair value is determined using a Black-Scholes option valuation model with the following assumptions: expected volatility of 65%, expected dividends of 0%; expected exercise term between 5.97 and 6.46 years; and risk-free rates between 1.73% and 1.81%. Due to the lack of historical exercise data, the Company used the simplified method in determining the estimated exercise term, for all Vivint Wireless awards.

Stock-based compensation expense in connection with all stock-based awards is presented as follows (in thousands):

	Three Months Ended March 31,
	2016	2015
Operating expenses	$14	$14
Selling expenses	(294)	33
General and administrative expenses	338	742

Total stock-based compensation	$58	$789

Stock-based compensation expense presented in selling expenses was negative for the quarter due to a retrospective adjustment in the grant-date fair value of a series of stock-based awards.

NOTE 14—STOCK-BASED COMPENSATION

313 Incentive Units

The Company’s indirect parent, 313 Acquisition LLC (“313”), which is wholly owned by the Investors, has authorized the award of profits interests, representing the right to share a portion of the value appreciation on the initial capital contributions to 313 (“Incentive Units”). As of December 31, 2015, a total of 73,962,836 Incentive Units had been awarded to current and former members of senior management and a board member, of which 42,169,456 were issued to the Company’s Chief Executive Officer and President. The Incentive Units are subject to time-based and performance-based vesting conditions, with one-third subject to ratable time-based vesting over a five year period and two-thirds subject to the achievement of certain investment return thresholds by The Blackstone Group, L.P. and its affiliates (“Blackstone”). The Company has not recorded any expense related to the performance-based portion of the awards, as the achievement of the vesting condition is not yet deemed probable. The fair value of stock-based awards is measured at the grant date and is recognized as expense over the employee’s requisite service period. The grant date fair value was determined using a Monte Carlo simulation valuation approach with the following assumptions: expected volatility of 65%; expected exercise term from 5 to 6 years; and risk-free rate of 1.88% to 2.03%.

A summary of the Incentive Unit activity for the years ended December 31, 2015 and 2014 is presented below:

	Incentive Units	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Outstanding, December 31, 2013	68,459,562	$1.00	9.12	$20,537,869
Granted	7,375,000	1.30
Forfeited	(1,306,620)	1.00
Exercised	—	—

Outstanding, December 31, 2014	74,527,942	$1.03	8.19	$20,145,882
Granted	3,850,000	2.40
Forfeited	(4,415,106)	1.03
Exercised	—	—

Outstanding, December 31, 2015	73,962,836	$1.06	7.31	$104,562,869

Unvested shares expected to vest after December 31, 2015	59,474,350	$1.06	7.34	$83,642,766
Exercisable at December 31, 2015	14,488,486	$1.03	7.18	$20,920,103

As of December 31, 2015, there was $3.9 million of unrecognized compensation expense related to outstanding Incentive Units, which will be recognized over a weighted-average period of 2.1 years. As of December 31, 2015 and 2014, the weighted average grant date fair value of the outstanding incentive units was $0.38 and $0.33, respectively.

Vivint Stock Appreciation Rights

The Company’s subsidiary, Vivint Group, Inc. (“Vivint Group”), has awarded Stock Appreciation Rights (“SARs”) to various levels of key employees. The purpose of the SARs is to attract and retain personnel and provide an opportunity to acquire an equity interest of Vivint Group. The SARs are subject to time-based and performance-based vesting conditions, with one-third subject to ratable time-based vesting over a five year period and two-thirds subject to the achievement of certain investment return thresholds by 313. The Company has not recorded any expense related to the performance-based portion of the awards, as the achievement of the vesting condition is not yet deemed probable. In connection with this plan, 18,664,137 SARs were outstanding as of December 31, 2015. In addition, 53,621,143 SARs have been set aside for funding incentive compensation pools pursuant to long-term incentive plans established by the Company. On April 1, 2015, a new plan was created and all issued and outstanding Vivint, Inc. (“Vivint”) SARs were re-granted and all reserved SARs were converted under the new Vivint Group plan. The Company assessed the conversion of the SARs as a modification of equity instruments. The restructuring did not change the fair value of the existing awards and as such, no incremental compensation expense was incurred as a result of the restructuring.

The fair value of the Vivint Group awards is measured at the grant date and is recognized as expense over the employee’s requisite service period. The fair value is determined using a Black-Scholes option valuation model with the following assumptions: expected volatility varies from 65% to 70%, expected dividends of 0%; expected exercise term between 1.91 and 6.50 years; and risk-free rates between 0.52% and 2.07%. Due to the lack of historical exercise data, the Company used the simplified method in determining the estimated exercise term, for all Vivint Group awards.

A summary of the SAR activity for the years ended December 31, 2015 and 2014 is presented below:

	Stock Appreciation Rights	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Outstanding, December 31, 2013	7,906,250	$1.00	9.55	$2,371,875
Granted	1,290,000	1.30
Forfeited	(2,499,590)	1.04
Exercised	—	—

Outstanding, December 31, 2014	6,696,660	$1.04	8.62	$1,734,748
Converted	3,259,934	0.70	8.62
Granted	11,186,936	1.03
Forfeited	(2,307,172)	0.80
Exercised	(172,221)	0.68

Outstanding, December 31, 2015	18,664,137	$0.87	8.66	$3,628,498

Unvested shares expected to vest after December 31, 2015	16,956,220	$0.89	8.79	$3,041,171
Exercisable at December 31, 2015	1,707,917	$0.73	7.90	$587,327

As of December 31, 2015, there was $1.1 million of unrecognized compensation expense related to outstanding Vivint awards, which will be recognized over a weighted-average period of 3.2 years. As of December 31, 2015 and 2014, the weighted average grant date fair value of the outstanding SARs was $0.25 and $0.44, respectively.

Wireless Stock Appreciation Rights

The Company’s subsidiary, Vivint Wireless, has awarded SARs to various key employees. The purpose of the SARs is to attract and retain personnel and provide an opportunity to acquire an equity interest of Vivint Wireless. The SARs are subject to a five year time-based ratable vesting period. In connection with this plan, 81,000 SARs were outstanding as of December 31, 2015. The Company does not intend to issue any additional Wireless SARs.

The fair value of the Vivint Wireless awards is measured at the grant date and is recognized as expense over the employee’s requisite service period. The fair value is determined using a Black-Scholes option valuation model with the following assumptions: expected volatility of 65%, expected dividends of 0%; expected exercise term between 5.97 and 6.46 years; and risk-free rates between 1.73% and 1.81%. Due to the lack of historical exercise data, the Company used the simplified method in determining the estimated exercise term, for all Vivint Wireless awards.

A summary of the SAR activity for the year ended December 31, 2015 and 2014 is presented below:

	Stock Appreciation Rights	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Outstanding, December 31, 2013	70,000	$5.00	9.42	—
Granted	—	—
Forfeited	—	—
Exercised	—	—

Outstanding, December 31, 2014	70,000	$5.00	8.41	—
Granted	11,000	65.84
Forfeited	—	—
Exercised	—	—

Outstanding, December 31, 2015	81,000	$13.26	7.66	—

Unvested shares expected to vest after December 31, 2015	49,700	$14.43	7.69	—
Exercisable at December 31, 2015	31,300	$11.41	7.60	—

As of December 31, 2015, there was $0.2 million of unrecognized compensation expense related to all Vivint Wireless awards, which will be recognized over a weighted-average period of 2.45 years. As of December 31, 2015 and 2014, the weighted average grant date fair value of the outstanding SARs was $6.02 and $2.30, respectively.

Stock-based compensation expense in connection with all stock-based awards for the years ended December 31, 2015, 2014 and 2013 is allocated as follows (in thousands):

	Year ended December 31,
	2015	2014	2013
Operating expenses	$71	$63	$62
Selling expenses	578	185	158
General and administrative expenses	2,472	1,688	1,736

Total stock-based compensation	$3,121	$1,936	$1,956